American Funds Corporate Bond Fund®
Investment portfolio
August 31, 2023
unaudited

Bonds, notes & other debt instruments 93.16% Corporate bonds, notes & loans 84.86% Financials 24.85%	Principal amount (000)	Value (000)
AerCap Ireland Capital DAC 2.45% 10/29/2026	USD6,913	$6,224
AerCap Ireland Capital DAC 5.75% 6/6/2028	1,155	1,146
AerCap Ireland Capital DAC 3.00% 10/29/2028	2,852	2,474
AerCap Ireland Capital DAC 3.30% 1/30/2032	3,440	2,797
AerCap Ireland Capital DAC 3.40% 10/29/2033	1,239	983
Allstate Corp. (The) 5.25% 3/30/2033	2,171	2,128
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[1]	2,900	2,788
American International Group, Inc. 2.50% 6/30/2025	1,000	947
American International Group, Inc. 3.90% 4/1/2026	150	145
American International Group, Inc. 5.125% 3/27/2033	5,846	5,659
American International Group, Inc. 4.80% 7/10/2045	100	88
American International Group, Inc. 4.375% 6/30/2050	1,000	830
Aon Corp. 2.60% 12/2/2031	1,000	821
Aon Corp. 5.00% 9/12/2032	1,500	1,467
Aon Corp. 5.35% 2/28/2033	2,704	2,702
Aon Corp. 3.90% 2/28/2052	500	384
Banco Santander, SA 5.147% 8/18/2025	400	394
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[1]	18,118	17,850
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[1]	16,345	12,912
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[1]	1,725	1,661
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[1]	9,678	9,448
Bank of America Corp. 2.972% 7/21/2052 (USD-SOFR + 1.56% on 7/21/2051)[1]	1,290	852
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[1,2]	500	499
Bank of Ireland Group PLC 2.029% 9/30/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 9/30/2026)[1,2]	800	705
Barclays PLC 6.224% 5/9/2034 (USD-SOFR + 2.98% on 5/9/2033)[1]	5,085	5,025
Berkshire Hathaway Finance Corp. 2.875% 3/15/2032	606	529
Berkshire Hathaway Finance Corp. 4.20% 8/15/2048	313	273
Berkshire Hathaway Finance Corp. 3.85% 3/15/2052	301	240
Berkshire Hathaway, Inc. 4.50% 2/11/2043	125	117
BlackRock, Inc. 2.10% 2/25/2032	1,050	838
BlackRock, Inc. 4.75% 5/25/2033	2,075	2,017
Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027[2]	1,405	1,424
Blackstone Holdings Finance Co., LLC 6.20% 4/22/2033[2]	390	402
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[1,2]	4,896	4,412
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]	325	272
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[1,2]	1,625	1,321
BPCE 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[1,2]	9,275	8,435
BPCE 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026)[1,2]	1,500	1,329
BPCE 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[1,2]	3,794	2,936
BPCE 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[1,2]	2,310	2,245
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,2]	1,950	1,938
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[1]	1,100	1,068
Capital One Financial Corp. 6.312% 6/8/2029 (USD-SOFR + 2.64% on 6/8/2028)[1]	875	875
American Funds Corporate Bond Fund — Page 1 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[1]	USD275	$272
Charles Schwab Corp. 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[1]	920	922
Charles Schwab Corp. 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033)[1]	276	281
Chubb INA Holdings, Inc. 3.35% 5/3/2026	675	647
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[1]	2,500	2,367
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[1]	5,000	4,132
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[1]	2,040	1,620
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[1]	2,615	2,275
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[1]	2,765	2,884
Corebridge Financial, Inc. 3.65% 4/5/2027	806	759
Corebridge Financial, Inc. 3.85% 4/5/2029	757	693
Corebridge Financial, Inc. 3.90% 4/5/2032	4,893	4,281
Corebridge Financial, Inc. 4.35% 4/5/2042	533	423
Corebridge Financial, Inc. 4.40% 4/5/2052	341	264
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[1,2]	3,050	2,872
Deutsche Bank AG 1.447% 4/1/2025 (USD-SOFR + 1.131% on 4/1/2024)[1]	2,020	1,957
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	835	758
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026)[1]	2,409	2,446
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[1]	4,443	3,930
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[1]	2,225	2,254
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[1]	975	819
Deutsche Bank AG 3.035% 5/28/2032 (USD-SOFR + 1.718% on 5/28/2031)[1]	1,127	897
Deutsche Bank AG 7.079% 2/10/2034 (USD-SOFR + 3.65% on 2/10/2033)[1]	550	523
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[1,2]	1,950	1,731
Fifth Third Bancorp. 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[1]	2,135	2,162
Five Corners Funding Trust II 2.85% 5/15/2030[2]	1,000	857
Five Corners Funding Trust III 5.791% 2/15/2033[2]	2,790	2,821
Five Corners Funding Trust IV 5.997% 2/15/2053[2]	500	504
GE Capital Funding, LLC 4.55% 5/15/2032	703	671
Goldman Sachs Group, Inc. (3-month USD CME Term SOFR + 1.432%) 6.796% 5/15/2026[3]	500	502
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[1]	8,865	8,294
Goldman Sachs Group, Inc. 2.60% 2/7/2030	27	23
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[1]	4,547	3,542
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[1]	880	732
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[1]	2,000	1,383
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[1]	1,928	1,421
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[1]	1,600	1,536
HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[1]	5,675	5,966
HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD CME Term SOFR + 1.796% on 6/19/2028)[1]	849	802
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[1]	2,544	2,132
HSBC Holdings PLC 2.357% 8/18/2031 (USD-SOFR + 1.947% on 8/18/2030)[1]	1,000	793
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[1]	3,700	2,956
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[1]	600	478
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[1]	450	455
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[1]	3,375	3,406
Huntington Bancshares, Inc. 6.208% 8/21/2029 (USD-SOFR + 2.02% on 8/21/2028)[1]	5,618	5,657
Intercontinental Exchange, Inc. 4.35% 6/15/2029	1,725	1,655
Intercontinental Exchange, Inc. 4.60% 3/15/2033	1,427	1,365
Intercontinental Exchange, Inc. 2.65% 9/15/2040	525	366
Intercontinental Exchange, Inc. 3.00% 6/15/2050	850	567
Intercontinental Exchange, Inc. 4.95% 6/15/2052	1,123	1,049
American Funds Corporate Bond Fund — Page 2 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Intercontinental Exchange, Inc. 3.00% 9/15/2060	USD2,049	$1,272
Intesa Sanpaolo SpA 3.875% 1/12/2028[2]	657	592
Intesa Sanpaolo SpA 4.00% 9/23/2029[2]	400	349
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[1,2]	375	392
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[1,2]	1,000	983
JPMorgan Chase & Co. 2.301% 10/15/2025 (USD-SOFR + 1.16% on 10/15/2024)[1]	2,265	2,174
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[1]	8,538	8,066
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[1]	1,682	1,506
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[1]	2,604	2,339
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[1]	1,740	1,706
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[1]	10,000	9,948
JPMorgan Chase & Co. 1.764% 11/19/2031 (USD-SOFR + 1.05% on 11/19/2030)[1]	1,150	900
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[1]	3,270	2,578
JPMorgan Chase & Co. 4.586% 4/26/2033 (USD-SOFR + 1.80% on 4/26/2032)[1]	1,638	1,532
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[1]	6,177	6,106
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[1]	1,850	1,301
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[1,2]	875	867
Lloyds Banking Group PLC 3.75% 1/11/2027	213	200
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[1]	7,000	6,996
Lloyds Banking Group PLC 4.375% 3/22/2028	590	560
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[1]	883	877
Marsh & McLennan Companies, Inc. 2.375% 12/15/2031	474	386
Marsh & McLennan Companies, Inc. 2.90% 12/15/2051	405	263
Mastercard, Inc. 4.85% 3/9/2033	2,264	2,276
Mastercard, Inc. 2.95% 3/15/2051	686	481
MetLife, Inc. 5.375% 7/15/2033	4,634	4,617
MetLife, Inc. 4.60% 5/13/2046	100	88
MetLife, Inc. 5.00% 7/15/2052	230	211
Metropolitan Life Global Funding I 3.60% 1/11/2024[2]	400	397
Metropolitan Life Global Funding I 0.95% 7/2/2025[2]	1,203	1,107
Metropolitan Life Global Funding I 3.45% 12/18/2026[2]	150	142
Metropolitan Life Global Funding I 4.40% 6/30/2027[2]	1,000	968
Metropolitan Life Global Funding I 5.05% 1/6/2028[2]	2,030	2,017
Metropolitan Life Global Funding I 3.05% 6/17/2029[2]	250	221
Metropolitan Life Global Funding I 4.30% 8/25/2029[2]	500	477
Metropolitan Life Global Funding I 2.95% 4/9/2030[2]	476	413
Metropolitan Life Global Funding I 1.55% 1/7/2031[2]	1,000	776
Metropolitan Life Global Funding I 2.40% 1/11/2032[2]	250	203
Metropolitan Life Global Funding I 5.15% 3/28/2033[2]	1,568	1,534
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[1]	1,871	1,818
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028)[1]	3,759	3,767
Mizuho Financial Group, Inc. 5.748% 7/6/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 7/6/2033)[1]	1,680	1,665
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	3,000	2,693
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[1]	2,300	2,043
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[1]	13,819	13,550
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[1]	5,061	4,966
American Funds Corporate Bond Fund — Page 3 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[1]	USD627	$624
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[1]	3,000	2,308
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[1]	1,341	1,055
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[1]	3,690	3,586
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[1]	9,441	9,286
Morgan Stanley 3.217% 4/22/2042 (USD-SOFR + 1.485% on 4/22/2041)[1]	667	492
Münchener Rückversicherungs-Gesellschaft AG 5.875% 5/23/2042 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.982% on 5/23/2032)[1,2]	1,400	1,382
Nasdaq, Inc. 5.35% 6/28/2028	347	347
Nasdaq, Inc. 5.55% 2/15/2034	2,534	2,531
Nasdaq, Inc. 5.95% 8/15/2053	1,652	1,647
Nasdaq, Inc. 6.10% 6/28/2063	959	947
Nationwide Building Society 3.96% 7/18/2030 (3-month USD-LIBOR + 1.855% on 7/18/2029)[1,2,4]	400	358
NatWest Group PLC 3.073% 5/22/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027)[1]	340	307
NatWest Group PLC 4.445% 5/8/2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[1,4]	370	340
NatWest Group PLC 6.016% 3/2/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 3/2/2033)[1]	800	797
New York Life Global Funding 0.95% 6/24/2025[2]	631	583
New York Life Global Funding 3.00% 1/10/2028[2]	100	92
New York Life Global Funding 1.20% 8/7/2030[2]	2,500	1,919
New York Life Global Funding 1.85% 8/1/2031[2]	250	196
New York Life Global Funding 4.55% 1/28/2033[2]	2,471	2,344
Nordea Bank ABP 3.60% 6/6/2025[2]	980	947
PayPal Holdings, Inc. 3.25% 6/1/2050	283	201
PayPal Holdings, Inc. 5.05% 6/1/2052	585	567
PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027)[1]	2,750	2,711
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[1]	4,682	4,645
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[1]	1,057	1,074
PNC Financial Services Group, Inc. 5.939% 8/18/2034 (USD-SOFR + 1.946% on 8/18/2033)[1]	2,935	2,970
PNC Financial Services Group, Inc. 3.40% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.595% on 9/15/2026)[1]	575	441
PRICOA Global Funding I 3.45% 9/1/2023[2]	175	175
Prudential Financial, Inc. 3.905% 12/7/2047	350	272
Prudential Financial, Inc. 3.70% 3/13/2051	725	542
Royal Bank of Canada 5.00% 2/1/2033	8,839	8,575
SMBC Aviation Capital Finance DAC 5.70% 7/25/2033[2]	1,500	1,455
Standard Chartered PLC 6.296% 7/6/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.58% on 7/6/2033)[1,2]	2,167	2,165
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[1]	600	570
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[1]	3,917	3,803
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	4,311	4,346
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[1,5]	2,279	124
The Charles Schwab Corp. 1.65% 3/11/2031	375	288
The Northwestern Mutual Life Insurance Co. 4.90% 6/12/2028[2]	1,010	1,000
Toronto-Dominion Bank 5.156% 1/10/2028	2,577	2,555
Toronto-Dominion Bank 5.523% 7/17/2028	6,820	6,856
Travelers Companies, Inc. 4.00% 5/30/2047	105	87
Travelers Companies, Inc. 4.05% 3/7/2048	100	83
Travelers Companies, Inc. 2.55% 4/27/2050	452	283
Travelers Companies, Inc. 5.45% 5/25/2053	687	698
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[1]	4,416	4,378
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[1]	13,354	12,758
American Funds Corporate Bond Fund — Page 4 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
U.S. Bancorp 2.677% 1/27/2033 (USD-SOFR + 1.02% on 1/27/2032)[1]	USD336	$268
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[1]	2,604	2,417
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[1]	5,261	5,258
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[1,2]	2,600	2,325
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	1,920	1,730
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	500	412
Wells Fargo & Company 2.406% 10/30/2025 (3-month USD CME Term SOFR + 1.087% on 10/30/2024)[1]	15,000	14,391
Wells Fargo & Company 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[1]	790	787
Wells Fargo & Company 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[1]	3,103	2,614
Wells Fargo & Company 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[1]	10	9
Wells Fargo & Company 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[1]	7,101	6,919
Wells Fargo & Company 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[1]	8,072	7,969
Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[1]	7,388	6,257
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[1]	1,225	942
Willis North America, Inc. 4.65% 6/15/2027	500	485
Willis North America, Inc. 5.35% 5/15/2033	2,000	1,933
		452,451
Utilities 13.86%
AEP Transmission Co., LLC 3.65% 4/1/2050	25	19
AEP Transmission Co., LLC 2.75% 8/15/2051	476	296
American Electric Power Company, Inc. 1.00% 11/1/2025	650	591
American Transmission Systems, Inc. 2.65% 1/15/2032[2]	685	562
Berkshire Hathaway Energy Company 4.60% 5/1/2053	1,235	1,020
CenterPoint Energy Houston Electric, LLC 2.90% 7/1/2050	786	515
CenterPoint Energy, Inc. 2.65% 6/1/2031	5,389	4,426
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[2]	1,000	921
Cleveland Electric Illuminating Co. (The) 4.55% 11/15/2030[2]	2,500	2,347
Consumers Energy Co. 4.65% 3/1/2028	3,080	3,052
Consumers Energy Co. 4.90% 2/15/2029	1,750	1,739
Consumers Energy Co. 3.60% 8/15/2032	871	781
Consumers Energy Co. 4.625% 5/15/2033	10,854	10,533
Consumers Energy Co. 3.10% 8/15/2050	1,695	1,169
Consumers Energy Co. 2.65% 8/15/2052	430	267
DTE Electric Co. 2.625% 3/1/2031	706	601
DTE Electric Co. 5.20% 4/1/2033	2,752	2,765
DTE Electric Co. 3.65% 3/1/2052	704	528
Duke Energy Carolinas, LLC 3.20% 8/15/2049	37	25
Duke Energy Carolinas, LLC 5.35% 1/15/2053	3,492	3,400
Duke Energy Corp. 3.50% 6/15/2051	1,240	854
Duke Energy Florida, LLC 5.95% 11/15/2052	475	497
Duke Energy Progress, LLC 2.50% 8/15/2050	1,044	617
Edison International 4.125% 3/15/2028	9,493	8,887
Edison International 5.25% 11/15/2028	763	745
Edison International 6.95% 11/15/2029	2,140	2,258
Electricité de France SA 4.75% 10/13/2035[2]	1,311	1,170
Electricité de France SA 6.90% 5/23/2053[2]	2,325	2,432
Electricité de France SA 9.125% 12/31/2079 (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,2]	4,725	4,954
Emera US Finance, LP 2.639% 6/15/2031	7,975	6,365
Entergy Corp. 2.40% 6/15/2031	2,250	1,799
American Funds Corporate Bond Fund — Page 5 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Entergy Louisiana, LLC 1.60% 12/15/2030	USD475	$369
Entergy Louisiana, LLC 2.90% 3/15/2051	501	314
Entergy Texas, Inc. 1.75% 3/15/2031	1,500	1,176
FirstEnergy Corp. 2.05% 3/1/2025	275	257
FirstEnergy Corp. 1.60% 1/15/2026	4,125	3,749
FirstEnergy Corp. 2.65% 3/1/2030	8,442	7,082
FirstEnergy Corp. 2.25% 9/1/2030	8,830	7,095
FirstEnergy Corp. 3.40% 3/1/2050	1,386	919
FirstEnergy Corp., Series B, 4.15% 7/15/2027	5,786	5,463
FirstEnergy Transmission, LLC 2.866% 9/15/2028[2]	15,625	13,732
Florida Power & Light Company 5.05% 4/1/2028	3,225	3,242
Florida Power & Light Company 2.45% 2/3/2032	24	20
Florida Power & Light Company 5.10% 4/1/2033	5,015	5,019
Florida Power & Light Company 4.80% 5/15/2033	1,143	1,117
Georgia Power Co. 4.95% 5/17/2033	3,317	3,212
Jersey Central Power & Light Co. 4.30% 1/15/2026[2]	1,085	1,053
Jersey Central Power & Light Co. 2.75% 3/1/2032[2]	250	204
Metropolitan Edison Co. 4.30% 1/15/2029[2]	200	190
Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/2028[2]	3,000	2,845
Mississippi Power Co. 4.25% 3/15/2042	600	493
NextEra Energy Capital Holdings, Inc. 4.90% 2/28/2028	4,980	4,897
NextEra Energy Capital Holdings, Inc. 5.25% 2/28/2053	2,000	1,855
NiSource, Inc. 5.40% 6/30/2033	1,575	1,561
Northern States Power Co. 2.25% 4/1/2031	1,000	829
Northern States Power Co. 5.35% 11/1/2039	175	172
Northern States Power Co. 2.90% 3/1/2050	250	165
Northern States Power Co. 2.60% 6/1/2051	1,000	613
Northern States Power Co. 3.20% 4/1/2052	1,315	896
Northern States Power Co. 5.10% 5/15/2053	3,333	3,154
Oncor Electric Delivery Company, LLC 4.55% 9/15/2032	2,325	2,216
Oncor Electric Delivery Company, LLC 2.70% 11/15/2051	596	367
Pacific Gas and Electric Co. 1.70% 11/15/2023	5,418	5,368
Pacific Gas and Electric Co. 3.15% 1/1/2026	2,215	2,065
Pacific Gas and Electric Co. 2.95% 3/1/2026	343	317
Pacific Gas and Electric Co. 2.10% 8/1/2027	7,543	6,520
Pacific Gas and Electric Co. 3.30% 12/1/2027	3,483	3,104
Pacific Gas and Electric Co. 3.00% 6/15/2028	6,221	5,419
Pacific Gas and Electric Co. 3.75% 7/1/2028	4,283	3,857
Pacific Gas and Electric Co. 4.65% 8/1/2028	1,442	1,347
Pacific Gas and Electric Co. 6.10% 1/15/2029	444	439
Pacific Gas and Electric Co. 4.55% 7/1/2030	7,689	6,920
Pacific Gas and Electric Co. 2.50% 2/1/2031	29,298	22,889
Pacific Gas and Electric Co. 3.25% 6/1/2031	2,760	2,241
Pacific Gas and Electric Co. 4.40% 3/1/2032	1,180	1,017
Pacific Gas and Electric Co. 6.15% 1/15/2033	315	307
Pacific Gas and Electric Co. 6.40% 6/15/2033	2,530	2,498
Pacific Gas and Electric Co. 3.30% 8/1/2040	50	34
Pacific Gas and Electric Co. 4.95% 7/1/2050	1,175	910
Pacific Gas and Electric Co. 3.50% 8/1/2050	1,286	811
Pacific Gas and Electric Co. 6.70% 4/1/2053	444	433
Progress Energy, Inc. 7.00% 10/30/2031	2,480	2,684
Public Service Company of Colorado 1.90% 1/15/2031	160	127
Public Service Company of Colorado 2.70% 1/15/2051	372	226
Public Service Electric and Gas Co. 5.20% 8/1/2033	4,042	4,083
American Funds Corporate Bond Fund — Page 6 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Public Service Electric and Gas Co. 5.45% 8/1/2053	USD575	$584
San Diego Gas & Electric Co. 4.95% 8/15/2028	1,000	991
Southern California Edison Co. 1.20% 2/1/2026	1,134	1,031
Southern California Edison Co. 5.85% 11/1/2027	1,344	1,377
Southern California Edison Co. 3.65% 3/1/2028	1,285	1,202
Southern California Edison Co. 4.20% 3/1/2029	1,000	949
Southern California Edison Co. 2.85% 8/1/2029	4,202	3,702
Southern California Edison Co. 2.25% 6/1/2030	1,611	1,340
Southern California Edison Co. 2.50% 6/1/2031	5,000	4,120
Southern California Edison Co. 3.60% 2/1/2045	2,180	1,585
Southern California Edison Co. 2.95% 2/1/2051	5,037	3,207
Southern California Edison Co. 3.45% 2/1/2052	971	666
Southwestern Electric Power Co. 3.25% 11/1/2051	2,223	1,440
Union Electric Co. 2.15% 3/15/2032	1,350	1,070
Virginia Electric & Power 2.45% 12/15/2050	650	376
WEC Energy Group, Inc. 5.15% 10/1/2027	3,475	3,468
Wisconsin Power and Light Co. 1.95% 9/16/2031	775	611
Xcel Energy, Inc. 3.35% 12/1/2026	2,490	2,333
Xcel Energy, Inc. 2.60% 12/1/2029	4,000	3,430
Xcel Energy, Inc. 2.35% 11/15/2031	4,929	3,896
Xcel Energy, Inc. 3.50% 12/1/2049	1,420	990
		252,395
Health care 10.71%
AbbVie, Inc. 3.20% 11/21/2029	3,502	3,159
AbbVie, Inc. 4.05% 11/21/2039	1,500	1,287
Amgen, Inc. 5.15% 3/2/2028	4,976	4,973
Amgen, Inc. 3.00% 2/22/2029	3,165	2,864
Amgen, Inc. 4.05% 8/18/2029	1,660	1,570
Amgen, Inc. 2.45% 2/21/2030	1,250	1,064
Amgen, Inc. 5.25% 3/2/2030	3,256	3,262
Amgen, Inc. 2.30% 2/25/2031	1,250	1,033
Amgen, Inc. 2.00% 1/15/2032	223	175
Amgen, Inc. 4.20% 3/1/2033	3,500	3,224
Amgen, Inc. 5.25% 3/2/2033	10,053	10,005
Amgen, Inc. 5.60% 3/2/2043	2,850	2,799
Amgen, Inc. 3.375% 2/21/2050	125	88
Amgen, Inc. 3.00% 1/15/2052	50	33
Amgen, Inc. 4.875% 3/1/2053	2,699	2,398
Amgen, Inc. 5.65% 3/2/2053	5,937	5,890
Amgen, Inc. 4.40% 2/22/2062	174	138
Amgen, Inc. 5.75% 3/2/2063	3,610	3,568
AstraZeneca Finance, LLC 4.90% 3/3/2030	2,730	2,717
AstraZeneca Finance, LLC 2.25% 5/28/2031	2,613	2,176
AstraZeneca Finance, LLC 4.875% 3/3/2033	2,468	2,470
AstraZeneca PLC 3.375% 11/16/2025	177	170
AstraZeneca PLC 0.70% 4/8/2026	2,658	2,382
AstraZeneca PLC 1.375% 8/6/2030	2,594	2,065
Baxter International, Inc. 2.272% 12/1/2028	500	429
Baxter International, Inc. 2.539% 2/1/2032	6,429	5,163
Baxter International, Inc. 3.132% 12/1/2051	456	290
Becton, Dickinson and Company 4.298% 8/22/2032	3,500	3,274
Boston Scientific Corp. 3.45% 3/1/2024	125	123
Boston Scientific Corp. 2.65% 6/1/2030	3,879	3,332
American Funds Corporate Bond Fund — Page 7 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Boston Scientific Corp. 4.70% 3/1/2049	USD36	$32
Cencora, Inc. 2.70% 3/15/2031	3,122	2,628
Centene Corp. 2.45% 7/15/2028	6,355	5,448
Centene Corp. 4.625% 12/15/2029	2,470	2,273
Centene Corp. 3.375% 2/15/2030	1,963	1,682
Centene Corp. 3.00% 10/15/2030	4,185	3,485
Centene Corp. 2.50% 3/1/2031	5,015	3,998
Centene Corp. 2.625% 8/1/2031	1,530	1,219
CVS Health Corp. 3.25% 8/15/2029	414	370
CVS Health Corp. 5.125% 2/21/2030	1,700	1,675
CVS Health Corp. 1.75% 8/21/2030	1,415	1,123
CVS Health Corp. 1.875% 2/28/2031	3,295	2,588
CVS Health Corp. 5.25% 2/21/2033	5,024	4,916
CVS Health Corp. 5.30% 6/1/2033	3,200	3,136
CVS Health Corp. 5.05% 3/25/2048	65	57
CVS Health Corp. 5.625% 2/21/2053	1,400	1,326
CVS Health Corp. 5.875% 6/1/2053	2,980	2,913
CVS Health Corp. 6.00% 6/1/2063	503	493
Elevance Health, Inc. 4.10% 5/15/2032	1,716	1,582
Elevance Health, Inc. 4.75% 2/15/2033	2,571	2,492
Elevance Health, Inc. 4.55% 5/15/2052	1,357	1,170
Elevance Health, Inc. 5.125% 2/15/2053	570	536
Eli Lilly and Company 3.375% 3/15/2029	5,560	5,204
Eli Lilly and Company 4.70% 2/27/2033	3,460	3,456
Eli Lilly and Company 4.875% 2/27/2053	1,387	1,366
Eli Lilly and Company 4.95% 2/27/2063	388	379
GE HealthCare Technologies, Inc. 5.65% 11/15/2027	700	709
GE HealthCare Technologies, Inc. 5.857% 3/15/2030	1,180	1,200
GE HealthCare Technologies, Inc. 5.905% 11/22/2032	1,740	1,785
GE HealthCare Technologies, Inc. 6.377% 11/22/2052	525	566
Gilead Sciences, Inc. 2.60% 10/1/2040	622	435
Gilead Sciences, Inc. 2.80% 10/1/2050	362	233
HCA, Inc. 5.20% 6/1/2028	5,000	4,928
HCA, Inc. 4.125% 6/15/2029	1,000	924
HCA, Inc. 2.375% 7/15/2031	2,455	1,940
Humana, Inc. 3.70% 3/23/2029	1,626	1,506
Johnson & Johnson 0.95% 9/1/2027	675	589
Johnson & Johnson 1.30% 9/1/2030	2,025	1,643
Johnson & Johnson 2.10% 9/1/2040	625	429
Johnson & Johnson 2.25% 9/1/2050	1,506	951
Kaiser Foundation Hospitals 2.81% 6/1/2041	660	470
Mass General Brigham, Inc. 3.192% 7/1/2049	1,000	697
Medtronic Global Holdings S.C.A. 4.50% 3/30/2033	1,300	1,258
Merck & Co., Inc. 2.15% 12/10/2031	2,000	1,636
Merck & Co., Inc. 4.90% 5/17/2044	377	366
Merck & Co., Inc. 5.00% 5/17/2053	2,619	2,560
Merck & Co., Inc. 5.15% 5/17/2063	1,551	1,516
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	6,077	5,983
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	5,167	5,173
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030	746	594
Roche Holdings, Inc. 1.93% 12/13/2028[2]	3,007	2,603
Roche Holdings, Inc. 2.076% 12/13/2031[2]	9,780	7,985
Summa Health 3.511% 11/15/2051	665	454
Thermo Fisher Scientific, Inc. 4.80% 11/21/2027	1,400	1,402
American Funds Corporate Bond Fund — Page 8 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Thermo Fisher Scientific, Inc. 5.086% 8/10/2033	USD4,353	$4,378
UnitedHealth Group, Inc. 3.75% 7/15/2025	380	370
UnitedHealth Group, Inc. 2.875% 8/15/2029	348	313
UnitedHealth Group, Inc. 2.00% 5/15/2030	704	588
UnitedHealth Group, Inc. 4.20% 5/15/2032	2,484	2,348
UnitedHealth Group, Inc. 5.35% 2/15/2033	8	8
UnitedHealth Group, Inc. 3.05% 5/15/2041	2,000	1,495
UnitedHealth Group, Inc. 4.25% 6/15/2048	468	397
UnitedHealth Group, Inc. 4.45% 12/15/2048	285	250
UnitedHealth Group, Inc. 3.25% 5/15/2051	2,390	1,699
UnitedHealth Group, Inc. 4.75% 5/15/2052	2,486	2,268
UnitedHealth Group, Inc. 4.95% 5/15/2062	530	490
UnitedHealth Group, Inc. 6.05% 2/15/2063	414	451
Zoetis, Inc. 5.60% 11/16/2032	1,752	1,808
		195,066
Industrials 7.27%
Boeing Company 4.875% 5/1/2025	783	773
Boeing Company 2.75% 2/1/2026	16,088	15,107
Boeing Company 2.196% 2/4/2026	2,250	2,077
Boeing Company 2.70% 2/1/2027	505	462
Boeing Company 5.04% 5/1/2027	336	332
Boeing Company 3.25% 2/1/2028	13,627	12,492
Boeing Company 5.15% 5/1/2030	5,481	5,395
Boeing Company 3.625% 2/1/2031	1,474	1,317
Boeing Company 5.705% 5/1/2040	1,551	1,510
Boeing Company 3.75% 2/1/2050	209	153
Boeing Company 5.805% 5/1/2050	4,096	3,991
Burlington Northern Santa Fe, LLC 3.05% 2/15/2051	2,000	1,371
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051	1,062	765
Canadian Pacific Railway Co. 1.75% 12/2/2026	2,456	2,209
Canadian Pacific Railway Co. 3.10% 12/2/2051	5,351	3,639
Carrier Global Corp. 2.242% 2/15/2025	191	182
Carrier Global Corp. 2.493% 2/15/2027	50	45
Carrier Global Corp. 2.722% 2/15/2030	1,488	1,277
Carrier Global Corp. 3.377% 4/5/2040	119	90
Carrier Global Corp. 3.577% 4/5/2050	103	74
CSX Corp. 3.80% 3/1/2028	1,559	1,485
CSX Corp. 4.25% 3/15/2029	1,000	966
CSX Corp. 4.10% 11/15/2032	700	657
CSX Corp. 3.35% 9/15/2049	1,015	722
CSX Corp. 2.50% 5/15/2051	2,079	1,265
CSX Corp. 4.50% 11/15/2052	350	305
Fortune Brands Innovations, Inc. 5.875% 6/1/2033	1,000	997
General Dynamics Corp. 1.15% 6/1/2026	1,140	1,030
General Dynamics Corp. 3.75% 5/15/2028	703	672
General Dynamics Corp. 3.625% 4/1/2030	969	903
General Dynamics Corp. 2.25% 6/1/2031	203	170
Honeywell International, Inc. 2.30% 8/15/2024	80	78
Honeywell International, Inc. 1.35% 6/1/2025	124	116
Honeywell International, Inc. 1.95% 6/1/2030	1,935	1,614
Honeywell International, Inc. 5.00% 2/15/2033	1,500	1,513
Ingersoll-Rand, Inc. 5.40% 8/14/2028	946	949
Ingersoll-Rand, Inc. 5.70% 8/14/2033	1,188	1,205
American Funds Corporate Bond Fund — Page 9 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
L3Harris Technologies, Inc. 5.40% 7/31/2033	USD2,124	$2,129
Lockheed Martin Corp. 5.10% 11/15/2027	856	866
Lockheed Martin Corp. 1.85% 6/15/2030	176	146
Lockheed Martin Corp. 5.25% 1/15/2033	3,916	4,022
Lockheed Martin Corp. 4.75% 2/15/2034	198	196
Lockheed Martin Corp. 5.70% 11/15/2054	1,212	1,302
Lockheed Martin Corp. 5.20% 2/15/2055	218	217
Lockheed Martin Corp. 5.90% 11/15/2063	236	260
Norfolk Southern Corp. 5.05% 8/1/2030	4,576	4,533
Norfolk Southern Corp. 4.45% 3/1/2033	245	232
Norfolk Southern Corp. 5.35% 8/1/2054	2,305	2,243
Northrop Grumman Corp. 3.25% 1/15/2028	1,210	1,128
Northrop Grumman Corp. 4.70% 3/15/2033	9,727	9,436
Northrop Grumman Corp. 4.95% 3/15/2053	3,793	3,558
Otis Worldwide Corp. 5.25% 8/16/2028	2,000	2,014
Republic Services, Inc. 5.00% 4/1/2034	1,016	999
RTX Corp. 5.00% 2/27/2026	165	164
RTX Corp. 4.125% 11/16/2028	475	454
RTX Corp. 1.90% 9/1/2031	1,274	999
RTX Corp. 2.375% 3/15/2032	1,500	1,208
RTX Corp. 5.15% 2/27/2033	4,264	4,218
RTX Corp. 2.82% 9/1/2051	750	470
RTX Corp. 3.03% 3/15/2052	3,000	1,976
RTX Corp. 5.375% 2/27/2053	757	738
Union Pacific Corp. 4.75% 2/21/2026	5,000	4,977
Union Pacific Corp. 2.80% 2/14/2032	1,512	1,293
Union Pacific Corp. 3.375% 2/14/2042	530	415
Union Pacific Corp. 4.30% 3/1/2049	510	437
Union Pacific Corp. 3.25% 2/5/2050	1,851	1,340
Union Pacific Corp. 2.95% 3/10/2052	2,503	1,676
Union Pacific Corp. 3.50% 2/14/2053	1,910	1,422
Union Pacific Corp. 3.95% 8/15/2059	175	136
Waste Management, Inc. 4.625% 2/15/2030	4,000	3,913
Waste Management, Inc. 1.50% 3/15/2031	616	481
Waste Management, Inc. 4.15% 4/15/2032	1,014	952
Waste Management, Inc. 4.875% 2/15/2034	4,000	3,908
		132,366
Communication services 6.56%
AT&T, Inc. 2.30% 6/1/2027	6,400	5,733
AT&T, Inc. 1.65% 2/1/2028	3,172	2,714
AT&T, Inc. 4.35% 3/1/2029	2,500	2,366
AT&T, Inc. 2.75% 6/1/2031	1,992	1,647
AT&T, Inc. 2.25% 2/1/2032	8,711	6,800
AT&T, Inc. 2.55% 12/1/2033	5,718	4,365
AT&T, Inc. 5.40% 2/15/2034	1,020	991
AT&T, Inc. 3.50% 9/15/2053	5,305	3,494
Charter Communications Operating, LLC 4.50% 2/1/2024	1,500	1,489
Charter Communications Operating, LLC 2.80% 4/1/2031	3,700	2,984
Charter Communications Operating, LLC 2.30% 2/1/2032	1,800	1,360
Charter Communications Operating, LLC 4.40% 4/1/2033	2,805	2,472
Charter Communications Operating, LLC 5.125% 7/1/2049	315	243
Charter Communications Operating, LLC 3.70% 4/1/2051	6,790	4,223
Charter Communications Operating, LLC 3.90% 6/1/2052	980	628
American Funds Corporate Bond Fund — Page 10 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Charter Communications Operating, LLC 5.25% 4/1/2053	USD1,975	$1,565
Comcast Corp. 4.55% 1/15/2029	1,500	1,471
Comcast Corp. 1.95% 1/15/2031	2,044	1,654
Comcast Corp. 1.50% 2/15/2031	1,800	1,410
Comcast Corp. 4.80% 5/15/2033	5,508	5,388
Comcast Corp. 2.887% 11/1/2051	2,786	1,788
Comcast Corp. 5.35% 5/15/2053	4,203	4,116
Comcast Corp. 5.50% 5/15/2064	200	196
Netflix, Inc. 4.875% 4/15/2028	3,650	3,597
Netflix, Inc. 5.875% 11/15/2028	11,396	11,743
Netflix, Inc. 6.375% 5/15/2029	50	53
Netflix, Inc. 5.375% 11/15/2029[2]	5,574	5,548
Netflix, Inc. 4.875% 6/15/2030[2]	4,367	4,252
Tencent Holdings, Ltd. 3.84% 4/22/2051	1,375	944
T-Mobile USA, Inc. 1.50% 2/15/2026	1,200	1,094
T-Mobile USA, Inc. 2.625% 4/15/2026	125	116
T-Mobile USA, Inc. 3.75% 4/15/2027	1,200	1,138
T-Mobile USA, Inc. 2.05% 2/15/2028	2,010	1,756
T-Mobile USA, Inc. 2.55% 2/15/2031	3,779	3,116
T-Mobile USA, Inc. 2.25% 11/15/2031	3,956	3,147
T-Mobile USA, Inc. 5.05% 7/15/2033	5,612	5,418
T-Mobile USA, Inc. 3.00% 2/15/2041	823	582
T-Mobile USA, Inc. 3.40% 10/15/2052	5,864	3,978
Verizon Communications, Inc. 3.875% 2/8/2029	125	117
Verizon Communications, Inc. 1.68% 10/30/2030	900	704
Verizon Communications, Inc. 1.75% 1/20/2031	1,156	900
Verizon Communications, Inc. 2.55% 3/21/2031	621	512
Verizon Communications, Inc. 2.355% 3/15/2032	232	184
Verizon Communications, Inc. 2.65% 11/20/2040	11,835	7,910
Verizon Communications, Inc. 3.40% 3/22/2041	700	520
Verizon Communications, Inc. 2.85% 9/3/2041	18	12
Verizon Communications, Inc. 3.85% 11/1/2042	206	160
Verizon Communications, Inc. 2.875% 11/20/2050	1,229	754
Verizon Communications, Inc. 3.55% 3/22/2051	900	631
Vodafone Group PLC 4.25% 9/17/2050	1,000	771
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	900	718
		119,472
Consumer staples 5.81%
7-Eleven, Inc. 0.95% 2/10/2026[2]	3,528	3,170
7-Eleven, Inc. 1.30% 2/10/2028[2]	1,841	1,560
7-Eleven, Inc. 1.80% 2/10/2031[2]	6,800	5,338
7-Eleven, Inc. 2.80% 2/10/2051[2]	762	465
Altria Group, Inc. 3.40% 5/6/2030	479	421
Altria Group, Inc. 3.70% 2/4/2051	2,040	1,333
Anheuser-Busch Companies, LLC 4.70% 2/1/2036	2,100	2,011
Anheuser-Busch Companies, LLC 4.90% 2/1/2046	2,493	2,321
Anheuser-Busch InBev Worldwide, Inc. 4.00% 4/13/2028	200	193
Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	3,031	3,005
Anheuser-Busch InBev Worldwide, Inc. 3.50% 6/1/2030	2,216	2,039
Anheuser-Busch InBev Worldwide, Inc. 4.90% 1/23/2031	250	251
Anheuser-Busch InBev Worldwide, Inc. 4.439% 10/6/2048	280	246
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	889	911
Anheuser-Busch InBev Worldwide, Inc. 4.50% 6/1/2050	1,207	1,078
American Funds Corporate Bond Fund — Page 11 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
BAT Capital Corp. 2.789% 9/6/2024	USD600	$582
BAT Capital Corp. 3.215% 9/6/2026	470	439
BAT Capital Corp. 3.557% 8/15/2027	74	69
BAT Capital Corp. 2.259% 3/25/2028	6,141	5,284
BAT Capital Corp. 4.906% 4/2/2030	1,400	1,320
BAT Capital Corp. 2.726% 3/25/2031	559	443
BAT Capital Corp. 6.421% 8/2/2033	5,042	5,036
BAT Capital Corp. 3.734% 9/25/2040	860	600
BAT Capital Corp. 7.079% 8/2/2043	1,306	1,300
BAT Capital Corp. 4.54% 8/15/2047	1,147	835
BAT Capital Corp. 5.65% 3/16/2052	947	793
BAT Capital Corp. 7.081% 8/2/2053	4,636	4,569
BAT International Finance PLC 1.668% 3/25/2026	986	893
BAT International Finance PLC 4.448% 3/16/2028	475	451
Coca-Cola Company 1.375% 3/15/2031	530	419
Coca-Cola Company 2.50% 3/15/2051	253	164
Conagra Brands, Inc. 4.30% 5/1/2024	900	890
Conagra Brands, Inc. 4.60% 11/1/2025	720	705
Conagra Brands, Inc. 1.375% 11/1/2027	2,710	2,305
Conagra Brands, Inc. 5.30% 11/1/2038	371	343
Conagra Brands, Inc. 5.40% 11/1/2048	337	307
Constellation Brands, Inc. 4.35% 5/9/2027	1,000	969
Constellation Brands, Inc. 3.60% 2/15/2028	200	187
Constellation Brands, Inc. 2.875% 5/1/2030	2,262	1,954
Constellation Brands, Inc. 2.25% 8/1/2031	3,745	3,013
Constellation Brands, Inc. 4.75% 5/9/2032	1,780	1,707
Constellation Brands, Inc. 4.90% 5/1/2033	3,846	3,711
Constellation Brands, Inc. 4.10% 2/15/2048	200	159
Keurig Dr Pepper, Inc. 3.20% 5/1/2030	261	232
Keurig Dr Pepper, Inc. 3.80% 5/1/2050	700	532
PepsiCo, Inc. 4.45% 5/15/2028	3,790	3,779
PepsiCo, Inc. 1.95% 10/21/2031	3,270	2,672
PepsiCo, Inc. 3.625% 3/19/2050	140	113
PepsiCo, Inc. 2.75% 10/21/2051	310	210
Philip Morris International, Inc. 2.875% 5/1/2024	972	954
Philip Morris International, Inc. 4.875% 2/13/2026	5,000	4,954
Philip Morris International, Inc. 0.875% 5/1/2026	521	467
Philip Morris International, Inc. 5.625% 11/17/2029	1,028	1,040
Philip Morris International, Inc. 2.10% 5/1/2030	1,167	960
Philip Morris International, Inc. 1.75% 11/1/2030	1,910	1,499
Philip Morris International, Inc. 5.75% 11/17/2032	5,214	5,291
Philip Morris International, Inc. 5.375% 2/15/2033	4,300	4,249
Philip Morris International, Inc. 4.125% 3/4/2043	512	407
Philip Morris International, Inc. 4.25% 11/10/2044	245	199
Procter & Gamble Company 0.55% 10/29/2025	932	849
Procter & Gamble Company 1.00% 4/23/2026	342	311
Procter & Gamble Company 3.95% 1/26/2028	1,881	1,848
Procter & Gamble Company 3.00% 3/25/2030	152	139
Procter & Gamble Company 1.20% 10/29/2030	1,000	800
Reynolds American, Inc. 4.45% 6/12/2025	225	220
Target Corp. 4.50% 9/15/2032	479	462
Target Corp. 4.80% 1/15/2053	3,028	2,794
American Funds Corporate Bond Fund — Page 12 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Walmart, Inc. 4.10% 4/15/2033	USD3,924	$3,742
Walmart, Inc. 4.50% 4/15/2053	3,541	3,300
		105,812
Energy 4.87%
BP Capital Markets America, Inc. 2.721% 1/12/2032	2,250	1,885
BP Capital Markets America, Inc. 4.893% 9/11/2033	10,879	10,592
BP Capital Markets America, Inc. 3.001% 3/17/2052	2,000	1,314
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	997	935
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	70	61
Cenovus Energy, Inc. 3.75% 2/15/2052	577	405
Chevron Corp. 2.954% 5/16/2026	3,220	3,070
Chevron Corp. 1.995% 5/11/2027	2,925	2,654
Chevron Corp. 2.236% 5/11/2030	4,250	3,643
Chevron USA, Inc. 1.018% 8/12/2027	7,000	6,081
Columbia Pipelines Holding Co., LLC 6.544% 11/15/2053[2]	670	686
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[2]	1,142	1,153
Columbia Pipelines Operating Co., LLC 6.036% 11/15/2033[2]	2,412	2,439
Columbia Pipelines Operating Co., LLC 6.497% 8/15/2043[2]	239	243
ConocoPhillips Co. 3.80% 3/15/2052	2,130	1,642
ConocoPhillips Co. 5.30% 5/15/2053	2,747	2,684
ConocoPhillips Co. 5.55% 3/15/2054	1,110	1,114
EQT Corp. 5.70% 4/1/2028	815	812
Equinor ASA 3.625% 9/10/2028	1,370	1,302
Exxon Mobil Corp. 2.61% 10/15/2030	500	433
Exxon Mobil Corp. 3.452% 4/15/2051	5,165	3,847
Kinder Morgan, Inc. 5.20% 6/1/2033	3,815	3,656
ONEOK, Inc. 5.55% 11/1/2026	1,174	1,175
ONEOK, Inc. 5.65% 11/1/2028	1,519	1,522
ONEOK, Inc. 5.80% 11/1/2030	1,816	1,821
ONEOK, Inc. 6.05% 9/1/2033	14,470	14,589
ONEOK, Inc. 6.625% 9/1/2053	5,534	5,585
Petroleos Mexicanos 4.625% 9/21/2023	117	117
Petroleos Mexicanos 6.875% 10/16/2025	1,468	1,391
Petroleos Mexicanos 6.50% 3/13/2027	1,670	1,463
Petroleos Mexicanos 6.70% 2/16/2032	254	192
Qatar Energy 2.25% 7/12/2031[2]	1,060	874
Qatar Energy 3.125% 7/12/2041[2]	809	596
Qatar Energy 3.30% 7/12/2051[2]	532	374
Shell International Finance BV 2.75% 4/6/2030	7,140	6,299
Shell International Finance BV 3.00% 11/26/2051	870	583
TotalEnergies Capital International SA 3.455% 2/19/2029	1,120	1,043
TotalEnergies Capital International SA 2.829% 1/10/2030	470	418
		88,693
Consumer discretionary 3.12%
Amazon.com, Inc. 4.60% 12/1/2025	1,305	1,296
Amazon.com, Inc. 1.20% 6/3/2027	1,191	1,050
Amazon.com, Inc. 3.45% 4/13/2029	213	201
Amazon.com, Inc. 1.50% 6/3/2030	1,337	1,088
Amazon.com, Inc. 4.70% 12/1/2032	9,630	9,575
Amazon.com, Inc. 2.875% 5/12/2041	934	702
American Honda Finance Corp. 1.20% 7/8/2025	3,818	3,542
BMW US Capital, LLC 3.90% 4/9/2025[2]	257	252
American Funds Corporate Bond Fund — Page 13 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
BMW US Capital, LLC 5.05% 8/11/2028[2]	USD2,500	$2,485
BMW US Capital, LLC 2.55% 4/1/2031[2]	534	448
Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[2]	1,000	967
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[2]	1,159	1,151
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[2]	825	782
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[2]	256	253
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[2]	1,000	865
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[2]	4,685	3,772
Daimler Trucks Finance North America, LLC 5.50% 9/20/2033[2]	471	466
General Motors Company 5.40% 4/1/2048	500	416
Home Depot, Inc. 1.375% 3/15/2031	2,326	1,823
Home Depot, Inc. 3.125% 12/15/2049	684	480
Home Depot, Inc. 2.375% 3/15/2051	2,000	1,193
Hyundai Capital America 1.80% 10/15/2025[2]	774	714
Hyundai Capital America 1.50% 6/15/2026[2]	1,866	1,670
Hyundai Capital America 5.60% 3/30/2028[2]	800	796
Hyundai Capital America 2.00% 6/15/2028[2]	1,701	1,436
Marriott International, Inc. 4.90% 4/15/2029	906	883
Marriott International, Inc. 2.85% 4/15/2031	2,260	1,878
Marriott International, Inc. 2.75% 10/15/2033	2,040	1,597
McDonald’s Corp. 3.60% 7/1/2030	752	693
McDonald’s Corp. 4.60% 9/9/2032	1,059	1,037
McDonald’s Corp. 4.95% 8/14/2033	829	821
McDonald’s Corp. 5.15% 9/9/2052	1,100	1,055
Mercedes-Benz Finance North America, LLC 0.75% 3/1/2024[2]	667	651
Mercedes-Benz Finance North America, LLC 5.50% 11/27/2024[2]	333	333
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[2]	225	225
Stellantis Finance US, Inc. 5.625% 1/12/2028[2]	3,358	3,362
Stellantis Finance US, Inc. 2.691% 9/15/2031[2]	3,600	2,824
The Morongo Band of Mission Indians 7.00% 10/1/2039[2]	1,100	1,145
Toyota Motor Credit Corp. 0.80% 1/9/2026	640	580
Toyota Motor Credit Corp. 4.55% 5/17/2030	2,400	2,338
		56,845
Real estate 3.07%
Boston Properties, LP 2.55% 4/1/2032	60	45
Boston Properties, LP 2.45% 10/1/2033	716	508
Boston Properties, LP 6.50% 1/15/2034	2,648	2,642
Corporate Office Properties, LP 2.00% 1/15/2029	362	285
Corporate Office Properties, LP 2.75% 4/15/2031	620	479
Corporate Office Properties, LP 2.90% 12/1/2033	619	448
Crown Castle, Inc. 5.00% 1/11/2028	4,351	4,275
Equinix, Inc. 2.625% 11/18/2024	2,507	2,417
Equinix, Inc. 1.25% 7/15/2025	3,123	2,883
Equinix, Inc. 2.90% 11/18/2026	583	539
Equinix, Inc. 1.80% 7/15/2027	470	411
Equinix, Inc. 1.55% 3/15/2028	1,735	1,469
Equinix, Inc. 3.20% 11/18/2029	3,314	2,906
Equinix, Inc. 2.15% 7/15/2030	2,680	2,166
Equinix, Inc. 2.50% 5/15/2031	1,506	1,222
Invitation Homes Operating Partnership, LP 2.30% 11/15/2028	845	719
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	1,424	1,091
Invitation Homes Operating Partnership, LP 2.70% 1/15/2034	606	461
Prologis, LP 4.875% 6/15/2028	803	795
American Funds Corporate Bond Fund — Page 14 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Prologis, LP 4.75% 6/15/2033	USD4,281	$4,107
Prologis, LP 5.125% 1/15/2034	459	452
Prologis, LP 5.25% 6/15/2053	156	149
Public Storage Operating Co. 5.125% 1/15/2029	417	417
Public Storage Operating Co. 2.30% 5/1/2031	3,552	2,927
Public Storage Operating Co. 5.10% 8/1/2033	466	462
Scentre Group Trust 1 3.50% 2/12/2025[2]	48	46
Sun Communities Operating, LP 2.70% 7/15/2031	2,440	1,940
VICI Properties, LP 4.375% 5/15/2025	770	749
VICI Properties, LP 4.625% 6/15/2025[2]	383	371
VICI Properties, LP 4.50% 1/15/2028[2]	850	790
VICI Properties, LP 4.75% 2/15/2028	6,733	6,409
VICI Properties, LP 4.95% 2/15/2030	3,061	2,882
VICI Properties, LP 5.125% 5/15/2032	8,813	8,176
WEA Finance, LLC 3.50% 6/15/2029[2]	208	170
		55,808
Information technology 2.64%
Analog Devices, Inc. 2.10% 10/1/2031	309	253
Analog Devices, Inc. 2.95% 10/1/2051	596	401
Apple, Inc. 4.00% 5/10/2028	2,825	2,763
Apple, Inc. 3.35% 8/8/2032	2,323	2,132
Apple, Inc. 4.30% 5/10/2033	650	638
Apple, Inc. 3.95% 8/8/2052	2,943	2,496
Apple, Inc. 4.85% 5/10/2053	5,657	5,587
Broadcom Corp. 3.875% 1/15/2027	1,090	1,036
Broadcom, Inc. 4.00% 4/15/2029[2]	1,566	1,445
Broadcom, Inc. 4.75% 4/15/2029	4,052	3,910
Broadcom, Inc. 4.15% 11/15/2030	715	654
Broadcom, Inc. 3.419% 4/15/2033[2]	812	673
Broadcom, Inc. 3.469% 4/15/2034[2]	454	371
Broadcom, Inc. 3.137% 11/15/2035[2]	380	290
Broadcom, Inc. 3.50% 2/15/2041[2]	2,505	1,836
Intel Corp. 5.20% 2/10/2033	207	207
Intel Corp. 5.70% 2/10/2053	787	780
Microsoft Corp. 3.30% 2/6/2027	2,575	2,476
Oracle Corp. 3.60% 4/1/2050	3,398	2,350
Oracle Corp. 3.95% 3/25/2051	1,421	1,040
Oracle Corp. 5.55% 2/6/2053	400	372
Salesforce, Inc. 1.95% 7/15/2031	600	489
Salesforce, Inc. 2.70% 7/15/2041	250	179
Salesforce, Inc. 2.90% 7/15/2051	275	184
Salesforce, Inc. 3.05% 7/15/2061	1,200	779
ServiceNow, Inc. 1.40% 9/1/2030	18,798	14,796
		48,137
Materials 2.10%
Anglo American Capital PLC 2.25% 3/17/2028[2]	1,280	1,103
Anglo American Capital PLC 5.625% 4/1/2030[2]	1,200	1,185
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	1,300	1,291
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	800	793
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	676	668
Celanese US Holdings, LLC 6.165% 7/15/2027	250	250
Celanese US Holdings, LLC 6.35% 11/15/2028	673	675
American Funds Corporate Bond Fund — Page 15 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Celanese US Holdings, LLC 6.33% 7/15/2029	USD556	$553
Celanese US Holdings, LLC 6.55% 11/15/2030	866	867
Celanese US Holdings, LLC 6.379% 7/15/2032	1,214	1,203
Celanese US Holdings, LLC 6.70% 11/15/2033	2,174	2,185
Dow Chemical Co. (The) 4.55% 11/30/2025	14	14
Dow Chemical Co. (The) 4.80% 11/30/2028	500	493
Dow Chemical Co. (The) 4.625% 10/1/2044	600	504
Dow Chemical Co. (The) 4.80% 5/15/2049	2,131	1,822
Dow Chemical Co. (The) 3.60% 11/15/2050	170	122
EIDP, Inc. 4.50% 5/15/2026	677	664
EIDP, Inc. 4.80% 5/15/2033	2,024	1,948
Glencore Funding, LLC 1.625% 4/27/2026[2]	300	272
Glencore Funding, LLC 2.625% 9/23/2031[2]	500	398
International Flavors & Fragrances, Inc. 1.23% 10/1/2025[2]	1,000	896
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[2]	3,193	2,687
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[2]	2,550	1,981
International Flavors & Fragrances, Inc. 3.268% 11/15/2040[2]	1,048	699
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[2]	1,500	934
Linde, Inc. 4.70% 12/5/2025	2,000	1,985
Linde, Inc. 1.10% 8/10/2030	1,682	1,329
Linde, Inc. 2.00% 8/10/2050	866	474
Nutrien, Ltd. 5.95% 11/7/2025	640	644
Nutrien, Ltd. 4.90% 3/27/2028	1,289	1,261
Nutrien, Ltd. 5.00% 4/1/2049	300	262
Nutrien, Ltd. 5.80% 3/27/2053	154	150
OCI NV 6.70% 3/16/2033[2]	2,776	2,728
Rio Tinto Finance (USA) PLC 5.00% 3/9/2033	500	497
Rio Tinto Finance (USA) PLC 5.125% 3/9/2053	200	194
Sherwin-Williams Company 3.125% 6/1/2024	700	686
Sherwin-Williams Company 3.45% 6/1/2027	400	377
Sherwin-Williams Company 3.80% 8/15/2049	550	413
Sherwin-Williams Company 3.30% 5/15/2050	1,050	712
Sherwin-Williams Company 2.90% 3/15/2052	250	158
South32 Treasury, Ltd. 4.35% 4/14/2032[2]	2,488	2,157
		38,234
Total corporate bonds, notes & loans		1,545,279
U.S. Treasury bonds & notes 7.01% U.S. Treasury 7.01%
U.S. Treasury 3.875% 3/31/2025	1,226	1,204
U.S. Treasury 4.625% 6/30/2025	16,575	16,483
U.S. Treasury 4.75% 7/31/2025	2,898	2,890
U.S. Treasury 4.00% 2/15/2026	13,916	13,696
U.S. Treasury 3.625% 5/15/2026	446	435
U.S. Treasury 4.125% 6/15/2026	3,813	3,769
U.S. Treasury 4.50% 7/15/2026	1,877	1,874
U.S. Treasury 4.375% 8/15/2026	1,211	1,205
U.S. Treasury 0.75% 8/31/2026	750	671
U.S. Treasury 3.625% 3/31/2028	2	2
U.S. Treasury 4.00% 6/30/2028	437	431
U.S. Treasury 4.125% 7/31/2028	14,678	14,591
U.S. Treasury 4.375% 8/31/2028	30	30
U.S. Treasury 4.00% 7/31/2030	3,235	3,196
American Funds Corporate Bond Fund — Page 16 of 21

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.125% 11/15/2032	USD21	$21
U.S. Treasury 3.875% 8/15/2033	26,981	26,490
U.S. Treasury 4.25% 5/15/2039[6]	2,989	3,001
U.S. Treasury 1.75% 8/15/2041[6]	115	77
U.S. Treasury 3.875% 5/15/2043[6]	18,255	16,976
U.S. Treasury 4.00% 11/15/2052[6]	791	763
U.S. Treasury 3.625% 5/15/2053	22,067	19,909
		127,714
Asset-backed obligations 0.91%
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[2,7]	1,908	1,580
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[2,7]	4,236	3,834
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[2,7]	289	244
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[2,7]	394	346
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[2,7]	675	625
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[2,7]	11,523	9,953
		16,582
Municipals 0.31% California 0.09%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	215	174
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027	965	856
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030	750	619
		1,649
Ohio 0.22%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	4,570	3,891
Total municipals		5,540
Bonds & notes of governments & government agencies outside the U.S. 0.07%
Panama (Republic of) 2.252% 9/29/2032	1,710	1,302
Total bonds, notes & other debt instruments (cost: $1,825,313,000)		1,696,417
Short-term securities 5.55% Money market investments 5.55%	Shares
Capital Group Central Cash Fund 5.39%[8,9]	1,011,554	101,156
Total short-term securities (cost: $101,151,000)		101,156
Total investment securities 98.71% (cost: $1,926,464,000)		1,797,573
Other assets less liabilities 1.29%		23,417
Net assets 100.00%		$1,820,990
American Funds Corporate Bond Fund — Page 17 of 21

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 8/31/2023 (000)
2 Year U.S. Treasury Note Futures	Long	627	1/4/2024	USD127,786	$341
5 Year U.S. Treasury Note Futures	Short	210	1/4/2024	(22,454)	(153)
10 Year U.S. Treasury Note Futures	Short	796	12/29/2023	(88,381)	(879)
10 Year Ultra U.S. Treasury Note Futures	Short	1,682	12/29/2023	(195,296)	(1,986)
20 Year U.S. Treasury Bond Futures	Long	1,427	12/29/2023	173,648	2,475
30 Year Ultra U.S. Treasury Bond Futures	Long	493	12/29/2023	63,828	777
					$575
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 8/31/2023 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 8/31/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
3.278%	Annual	SOFR	Annual	3/16/2043	USD3,309	$(218)	$—	$(218)
SOFR	Annual	3.044%	Annual	3/16/2053	2,450	220	—	220
						$2	$—	$2
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 8/31/2023 (000)	Upfront premium received (000)	Unrealized depreciation at 8/31/2023 (000)
CDX.NA.IG.40	1.00%	Quarterly	6/20/2028	USD137,641	$(2,142)	$(904)	$(1,238)
Investments in affiliates9

	Value of affiliate at 6/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 8/31/2023 (000)	Dividend income (000)
Short-term securities 5.55%
Money market investments 5.55%
Capital Group Central Cash Fund 5.39%[8]	$142,398	$134,983	$176,239	$2	$12	$101,156	$1,647

American Funds Corporate Bond Fund — Page 18 of 21

unaudited
[1]	Step bond; coupon rate may change at a later date.
[2]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $193,131,000, which represented 10.61% of the net assets of the fund.

[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[5]	Scheduled interest and/or principal payment was not received.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $6,934,000, which represented .38% of the net assets of the fund.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Rate represents the seven-day yield at 8/31/2023.
[9]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $743,375,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $5,759,000 and $137,992,000, respectively.
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unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$1,545,279	$—	$1,545,279
U.S. Treasury bonds & notes	—	127,714	—	127,714
Asset-backed obligations	—	16,582	—	16,582
Municipals	—	5,540	—	5,540
Bonds & notes of governments & government agencies outside the U.S.	—	1,302	—	1,302
Short-term securities	101,156	—	—	101,156
Total	$101,156	$1,696,417	$—	$1,797,573

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3,593	$—	$—	$3,593
Unrealized appreciation on centrally cleared interest rate swaps	—	220	—	220
Liabilities:
Unrealized depreciation on futures contracts	(3,018)	—	—	(3,018)
Unrealized depreciation on centrally cleared interest rate swaps	—	(218)	—	(218)
Unrealized depreciation on centrally cleared credit default swaps	—	(1,238)	—	(1,238)
Total	$575	$(1,236)	$—	$(661)
*
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Corporate Bond Fund — Page 20 of 21

unaudited
Key to abbreviations
Auth. = Authority
CME = CME Group
DAC = Designated Activity Company
LIBOR = London Interbank Offered Rate
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP1-032-1023O-S96406
American Funds Corporate Bond Fund — Page 21 of 21